STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)						12 Months Ended
	Dec. 31, 2024	Oct. 15, 2024	Jun. 03, 2024	May 31, 2024	Sep. 15, 2023	Dec. 31, 2024	Dec. 31, 2023	Apr. 28, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	10,000,000					10,000,000	10,000,000
Preferred stock, shares issued	0					0	0
Preferred stock, shares outstanding	0					0	0
Common Stock, Shares Authorized	100,000,000					100,000,000	100,000,000
Common Stock, Shares, Issued	6,050,148					6,050,148	4,617,798
Common Stock, Shares, Outstanding	6,029,648					6,029,648	4,617,798
Issuance of common stock for compensation						$ 55,478	$ 407,635
Issuance of common stock for services						79,620	413,350
Proceeds from Issuance of Common Stock			$ 214,949
Shares Issued, Price Per Share			$ 2.66
Stock-based compensation						105,817	$ 7,050
Unrecognized compensation cost related	$ 58,791					58,791
Weighted average remaining contractual life of outstanding warrants	4 years 5 months 1 day
Total intrinsic value	$ 0					$ 0
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, granted					3,000	142,070	3,000
Exercise price, per share					$ 7.00	$ 3.04	$ 7.00
Estimated fair market value of option					$ 7,050	$ 165,800
Weighted average remaining contract life in years						6 years 8 months 23 days
Stock options intrinsic value exercised						$ 0
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price, per share						$ 1.24
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price, per share						$ 5.50
Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Treasury Stock, Common, Shares								28,000
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 6.33
Warrants and Rights Outstanding, Term			5 years
Stock issued			1,240,910
Gross proceeds from issuance of initial public offering			$ 6,800,000
Proceeds from Issuance Initial Public Offering			$ 5,900,000
Share Price			$ 5.50
Stock Issued During Period, Shares, Restricted Stock Award, Gross			80,808
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,240,910
[custom:WarrantsAndRightsExerciseTerm]			5 years
IPO [Member] | Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				1,240,910
Sale of Stock, Price Per Share				$ 5.50
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 6.33
Warrants and Rights Outstanding, Term			5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			83,639
One Tradeable Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 6.33
Warrants and Rights Outstanding, Term				5 years
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for compensation, shares						45,636	89,143
Issuance of common stock for compensation						$ 45	$ 89
Issuance of common stock for services, shares						64,996	94,059
Issuance of common stock for services						$ 65	$ 94
Stock issued						1,240,910
Stock repurchase		$ 500,000
Common Stock [Member] | Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Term				5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				6.33
Warrant [Member] | Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Issuance of Warrants				$ 83,639
Warrant [Member] | Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 6.33
Warrants and Rights Outstanding, Term				5 years
Tradeable Warrants [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 6.33
Stock issued			76,538
Tradeable Warrants [Member] | IPO [Member] | Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			76,538
Non-Tradeable Warrants [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:WarrantsAndRightsExerciseTerm]			5 years
Non-Tradeable Warrants [Member] | IPO [Member] | Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			76,538
Non-Tradeable Warrants [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued			76,538